FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash held in the Trust Account			$ 7,289
Amount withdrawn for redemption of shares	$ 93,010,772
Interest earned on the Trust Account	1,328,243
U.S. Mutual Funds
Assets:
Marketable securities held in Trust Account	26,711,906	$ 118,377,460
US Treasury Securities [Member]
Held-To-Maturities
Amortized Cost			116,717,711
Fair Value			116,717,711
Assets:
Marketable securities held in Trust Account			116,717,711
Level 1 | U.S. Mutual Funds
Assets:
Marketable securities held in Trust Account		118,377,460
Level 1 | U.S. Mutual Funds Held in Trust Account | Fair Value, Recurring [Member]
Assets:
Assets	26,711,906	$ 118,377,460
Level 1 | US Treasury Securities [Member]
Assets:
Marketable securities held in Trust Account			$ 116,717,711
Level 3 | Due to non-redeeming stockholders | Fair Value, Recurring [Member]
Assets:
Liabilities	$ 151,189